Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Options Outstanding

The options activities under 2019 and 2021 Plans (after the Share Consolidation) for the year ended December 31, 2019, 2020 and 2021 were as follows:

	Number of options	Weighted average exercise price per share option
Options outstanding as of January 1, 2019	—
Granted	198,064	USD 0.9
Forfeited (i)	(7,302)	USD 0.9
Options outstanding as of December 31, 2019	190,762
Granted	1,500,887	USD 6.6
Forfeited (i)	(25,766)	USD 0.9
Options outstanding as of December 31, 2020	1,665,883
Granted	2,403,660	USD 13.8
Exercised	(163,773)	USD 0.9
Forfeited (i)	(157,381)	USD 14.7
Options outstanding as of December 31, 2021	3,748,389
Options exercisable as of December 31, 2021	485,324
(i)
The options were forfeited when the employment terminated.

Summary of Key Assumptions for Options Granted

Based on the fair value of underlying ordinary shares, the Group used the Binomial option-pricing model to determine the fair value of options as of the grant date. Key assumptions (after the Share Consolidation) for the options granted are set forth below:

Year Ended December 31
	2019	2020	2021
Weighted average exercise price during the year	USD 0.9	USD 6.6	USD 13.8
Grant date share price	USD 1.9~USD 2.1	USD 2.1~USD 11.1	USD 4.3~USD 23.3
Risk-free interest rate	1.7%~2.1%	0.8%~1.1%	1.2%~1.7%
Expected volatility	56.6%~77.4%	61.8%~77.4%	60.5%~62.2%
Option life	10 years	10 years	10 years
Expected early exercise multiple	2.2	2.2	2.2
Dividend yield	Nil	Nil	Nil
Forfeiture rate	9.5%	9.5%	*3.0%-9.6%
Weighted average fair value of options granted during the year	USD 1.2	USD 4.2	USD 10.6
Forfeiture rates for executives and all other employees in the year ended December 31, 2021, were 3.0% and 9.6%,

respectively.

Summary of Share-Based Compensation Expenses

Share-based compensation expenses included in the consolidated statements of loss for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Research and development expenses (Note 6)	3,635	3,523	26,532
Administrative expenses (Note 5(ii), Note 6)	240	21,667	31,331
	3,875	25,190	57,863